LEASES (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Leases.
Operating lease expense	$ 133,332	$ 137,530	$ 177,777	$ 169,029
Short-term lease expense	6,600	7,000	8,400	3,250
Total lease expense	$ 139,932	$ 144,530	$ 186,177	$ 172,279